SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories - Impact on income statement (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost of materials	¥ (18,783,453)	$ (2,680,938)	¥ (14,083,291)	¥ (10,897,409)
Total operating expenses	(44,215,160)	(6,310,772)	(30,904,745)	(21,882,743)
Operating income	5,072,935	724,053	3,570,069	3,020,423
Income before income taxes	5,280,175	753,632	3,726,262	3,102,164
Income tax expense	(1,679,793)	(239,755)	(770,553)	(258,127)
Net income	3,600,382	513,877	2,955,709	2,844,037
Net income attributable to the Company's ordinary shareholders	¥ 3,600,382	$ 513,877	¥ 2,955,709	¥ 2,844,037
Net income per share:
Basic | (per share)	¥ 1.4	$ 0.2	¥ 1.16	¥ 1.12
Diluted | (per share)	¥ 1.4	$ 0.2	¥ 1.16	¥ 1.12
Total comprehensive income	¥ 3,493,488	$ 498,620	¥ 2,997,301	¥ 2,843,677
Total comprehensive income attributable to the Company's ordinary shareholders	¥ 3,493,488	$ 498,620	¥ 2,997,301	¥ 2,843,677
ADS
Net income per share:
Basic | ¥ / shares	¥ 11.2		¥ 9.28	¥ 8.96
Diluted | ¥ / shares	¥ 11.2		¥ 9.28	¥ 8.96
As previously reported
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost of materials	¥ (18,777,806)		¥ (14,115,299)	¥ (10,892,214)
Total operating expenses	(44,209,513)		(30,936,753)	(21,877,548)
Operating income	5,078,582		3,538,061	3,025,618
Income before income taxes	5,285,822		3,694,254	3,107,359
Income tax expense	(1,681,205)		(762,551)	(259,426)
Net income	3,604,617		2,931,703	2,847,933
Net income attributable to the Company's ordinary shareholders	¥ 3,604,617		¥ 2,931,703	¥ 2,847,933
Net income per share:
Basic | ¥ / shares	¥ 1.41		¥ 1.15	¥ 1.12
Diluted | ¥ / shares	¥ 1.4		¥ 1.15	¥ 1.12
Total comprehensive income	¥ 3,497,723		¥ 2,973,295	¥ 2,847,573
Total comprehensive income attributable to the Company's ordinary shareholders	¥ 3,497,723		¥ 2,973,295	¥ 2,847,573
As previously reported | ADS
Net income per share:
Basic | ¥ / shares	¥ 11.28		¥ 9.2	¥ 8.96
Diluted | ¥ / shares	¥ 11.2		¥ 9.2	¥ 8.96
Effect of Change
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost of materials	¥ (5,647)		¥ 32,008	¥ (5,195)
Total operating expenses	(5,647)		32,008	(5,195)
Operating income	(5,647)		32,008	(5,195)
Income before income taxes	(5,647)		32,008	(5,195)
Income tax expense	1,412		(8,002)	1,299
Net income	(4,235)		24,006	(3,896)
Net income attributable to the Company's ordinary shareholders	¥ (4,235)		¥ 24,006	¥ (3,896)
Net income per share:
Basic | ¥ / shares	¥ (0.01)		¥ 0.01	¥ 0
Diluted | ¥ / shares	¥ 0		¥ 0.01	¥ 0
Total comprehensive income	¥ (4,235)		¥ 24,006	¥ (3,896)
Total comprehensive income attributable to the Company's ordinary shareholders	¥ (4,235)		¥ 24,006	¥ (3,896)
Effect of Change | ADS
Net income per share:
Basic | ¥ / shares	¥ (0.08)		¥ 0.08	¥ 0
Diluted | ¥ / shares	¥ 0		¥ 0.08	¥ 0